Condensed Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 353,371	$ 5,853
Accounts Receivable	82,668	80,608
Deferred Customer Activation Costs	12,613	17,033
Prepaid Expenses	104,491	177,612
Total Current Assets	553,143	281,106
Property & Equipment, Net	167,754	187,626
Software Development, Net	549,234	580,322
Other Assets	40,135	40,135
Total Other Assets	40,135	40,135
Total Assets	1,310,266	1,089,189
CURRENT LIABILITIES
Accounts Payable	368,384	534,997
Accounts Payable - Related Parties		2,023,000
Accrued Expenses	258,618	209,395
Deferred Revenue	50,452	68,134
Loans Payable	6,000	13,200
Loans Payable - Related Parties	177,000	75,000
Total Current Liabilities	860,454	2,923,726
Total Liabilities	860,454	2,923,726
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 2,000,000 and 2,000,000 shares issued and outstanding as of June 30, 2012 and December 31, 2011, respectively	2,000	2,000
Common stock, $0.001 par value, 100,000,000 shares authorized, 40,096,686 and 30,699,223 shares issued and outstanding as of June 30, 2012 and December 31, 2011, respectively	40,096	30,699
Additional Paid in Capital	24,829,448	21,066,540
Shares to be Issued
Retained Earnings	(24,421,732)	(22,933,776)
Total Stockholders’ Equity (Deficit)	449,812	(1,834,537)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 1,310,266	$ 1,089,189